FAIR VALUE (Details 1)	3 Months Ended
	Mar. 31, 2023 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	$ 35,929,006
NET PURCHASES/CONVERSIONS	100,000
NET SALES/CONVERSIONS	(498,424)
NET REALIZED GAINS/(LOSSES)	(7,864,996)
NET UNREALIZED APPRECIATION (DEPRECIATION)	460,412	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	28,125,998
Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	31,585,942
NET PURCHASES/CONVERSIONS	100,000
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(7,212,110)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	24,473,832
Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	349,287
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	(7,966)
NET REALIZED GAINS/(LOSSES)	(161,079)
NET UNREALIZED APPRECIATION (DEPRECIATION)	25,926	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	206,168
Common Stock [Member] | Intellectual Property [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	111
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	(7,966)
NET REALIZED GAINS/(LOSSES)	(161,079)
NET UNREALIZED APPRECIATION (DEPRECIATION)	168,934	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	0
Preferred Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	3,036,652
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	(490,458)
NET REALIZED GAINS/(LOSSES)	(7,697,239)
NET UNREALIZED APPRECIATION (DEPRECIATION)	6,883,005	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	1,731,960
Preferred Stock [Member] | Equity Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	957,125
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	(6,678)
NET UNREALIZED APPRECIATION (DEPRECIATION)	763,591	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	1,714,038
Preferred Stock [Member] | Asset Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	957,125
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	(6,678)
NET UNREALIZED APPRECIATION (DEPRECIATION)	763,591	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	1,714,038
Preferred Stock [Member] | Intellectual Property [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	737,112
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	(490,458)
NET REALIZED GAINS/(LOSSES)	(7,697,239)
NET UNREALIZED APPRECIATION (DEPRECIATION)	7,450,585	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	0
Advanced Materials [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	337,500
ENDING BALANCE	202,672
Advanced Materials [Member] | Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	100,000
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	0	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	100,000
Advanced Materials [Member] | Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	337,500
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(134,828)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	202,672
Automotive [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	8,862,686
ENDING BALANCE	4,044,048
Automotive [Member] | Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	7,809,430
NET PURCHASES/CONVERSIONS	100,000
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(4,410,723)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	3,498,707
Automotive [Member] | Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	546
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(260)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	286
Automotive [Member] | Preferred Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	1,049,478
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(506,132)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	543,346
Equipment Leasing [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	877,125
ENDING BALANCE	492,111
Equipment Leasing [Member] | Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	11,130
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(7,920)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	3,210
Equipment Leasing [Member] | Preferred Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	865,995
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(377,094)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	488,901
Aerospace [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	7,897,750
ENDING BALANCE	8,971,833
Aerospace [Member] | Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	6,559,791
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	0	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	6,559,791
Aerospace [Member] | Preferred Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	384,067
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	315,646	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	699,713
Medical Devices [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	17,116,721
ENDING BALANCE	14,315,334
Medical Devices [Member] | Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
BEGINNING BALANCE	17,116,721
NET PURCHASES/CONVERSIONS	0
NET SALES/CONVERSIONS	0
NET REALIZED GAINS/(LOSSES)	0
NET UNREALIZED APPRECIATION (DEPRECIATION)	(2,801,387)	[1]
TRANSFERS IN (OUT) OF LEVEL 3	0
ENDING BALANCE	$ 14,315,334

[1]	The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of March 31, 2023 was $(7,165,783).